PIMCO Dividend and Income Fund Investment Strategy - PIMCO Dividend and Income Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective under normal circumstances by investing at least 80% of its assets in a diversified portfolio of income-producing and/or dividend-producing investments.Income-producing investments include income-producing Fixed Income Instrument investments, dividend-paying equity securities, derivatives on either of the foregoing, derivatives providing exposure to other types of income-producing instruments, and any other instrument or arrangement that is structured to produce income, including any derivatives position that produces income or the sale of which produces a premium payment. Dividend-producing investments are securities that distribute earnings or profits to holders.The Fund will typically invest between 35 - 65% of its assets in equity and equity-related securities (the “Equity Sleeve”) selected in accordance with PIMCO’s systematic equity income strategy. Equity-related securities include securities having an equity component (e.g., hybrids, bank capital, certain real estate investment trusts (“REITs”) and business development companies (“BDCs”)) and equity derivatives. With respect to investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. The securities for the Equity Sleeve are selected by PIMCO from a broad universe of global equities. PIMCO’s systematic equity income strategy uses a factor risk model with constraints on sector, region and security exposures relative to the Fund’s primary benchmark. The strategy is primarily a model-driven approach subject to portfolio manager oversight. Portfolio managers have discretion to adjust the model over time and to selectively override the model in order to seek to achieve the Fund’s investment objectives. The Fund will also typically invest 35 – 65% of its assets in “Fixed Income Instruments” of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities (“junk bonds”) of any rating. The Fund’s approach to fixed income securities selection incorporates PIMCO’s global macroeconomic views and multi-sector fixed income investment expertise. The Fund’s fixed income assets are selected based on fundamental analysis, as well as PIMCO’s view regarding the attractiveness of key investment risk factors. Outside of the Equity Sleeve and fixed income portions of the Fund’s portfolio described above, the Fund may tactically allocate up to 15% of its assets in other income-producing investments, which can include but are not limited to a combination of Acquired Funds (defined below), REITs, preferred securities and BDCs. These investments may be utilized in PIMCO’s discretion, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may invest in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of the Trust, or PIMCO ETF Trust or PIMCO Funds, each an affiliated open-end investment company, except funds of funds and PIMCO California Municipal Intermediate Value Fund, PIMCO California Municipal Opportunistic Value Fund, PIMCO National Municipal Intermediate Value Fund and PIMCO National Municipal Opportunistic Value Fund (“Underlying PIMCO Funds”), and may also invest in other unaffiliated funds and exchange-traded funds (collectively, “Acquired Funds”). The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities. The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest up to 50% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation).